Long Term Obligations (Details) - Gross proceeds and issuance costs (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	May 27, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Long Term Obligations (Details) - Gross proceeds and issuance costs [Line Items]
Allocated Fair Value	$ 30,550,000
Issuance Costs	(2,524,963)
Interest Expense	2,255,074				2,255,074
Net Allocation	30,280,111
Series A-1 Convertible Preferred Stock [Member]
Long Term Obligations (Details) - Gross proceeds and issuance costs [Line Items]
Allocated Fair Value	10,724,991
Issuance Costs	(886,422)
Interest Expense
Net Allocation	9,838,569
Convertible Promissory Note [Member]
Long Term Obligations (Details) - Gross proceeds and issuance costs [Line Items]
Allocated Fair Value	10,072,592
Issuance Costs	(832,502)
Interest Expense	2,255,074
Net Allocation	11,495,164
Warrant [Member]
Long Term Obligations (Details) - Gross proceeds and issuance costs [Line Items]
Allocated Fair Value	9,752,417
Issuance Costs	(806,039)
Interest Expense
Net Allocation	$ 8,946,378